UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Black Horse Capital Management LLC

Address:   338 S. Sharon Amity Road, #202
           Charlotte, North Carolina 28211


Form 13F File Number: 028-13532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Candace Duran
Title:  Authorized Signatory
Phone:  (646) 415-8246

Signature,  Place,  and  Date  of  Signing:

/s/ Candace Duran                  Charlotte, North Carolina          11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      150,790
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
API TECHNOLOGIES CORP        COM NEW        00187E203    3,292   833,334 SH       SOLE                  833,334      0    0
ASCENT CAP GROUP INC         COM SER A      043632108    7,685   195,442 SH       SOLE                  195,442      0    0
ATS CORP                     COM            00211E104      231    73,445 SH       SOLE                   73,445      0    0
AVEO PHARMACEUTICALS INC     COM            053588109    6,321   410,694 SH       SOLE                  410,694      0    0
BANK OF AMERICA CORPORATION  COM            060505104      387    63,295 SH       SOLE                   63,295      0    0
COVANTA HLDG CORP            COM            22282E102    1,687   111,089 SH       SOLE                  111,089      0    0
DEER CONSUMER PRODS INC      COM NEW        24379J200      114    20,700 SH  PUT  SOLE                   20,700      0    0
GRIFOLS S A                  SPONSORED ADR  398438309    6,092   953,377 SH       SOLE                  953,377      0    0
HARBIN ELECTRIC INC          COM            41145W109      578    28,000 SH  PUT  SOLE                   28,000      0    0
HARBIN ELECTRIC INC          COM            41145W109      392    19,000 SH  PUT  SOLE                   19,000      0    0
INTERGROUP CORP              COM            458685104      451    19,620 SH       SOLE                   19,620      0    0
ISHARES TR                   BARCLYS 20+ YR 464287432    6,233    51,600 SH  CALL SOLE                   51,600      0    0
ISHARES TR                   BARCLYS 20+ YR 464287432    3,624    30,000 SH  CALL SOLE                   30,000      0    0
MEDQUIST HLDGS INC           COM            58506K102    4,185   553,553 SH       SOLE                  553,553      0    0
MULTIMEDIA GAMES HLDG CO INC COM            625453105      966   239,015 SH       SOLE                  239,015      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL 73936D107   56,650 2,539,200 SH  CALL SOLE                2,539,200      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL 73936D107   28,111 1,260,000 SH  CALL SOLE                1,260,000      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL 73936D107    3,993   179,000 SH  CALL SOLE                  179,000      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL 73936D107    3,347   150,000 SH  CALL SOLE                  150,000      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101    3,544   130,015 SH       SOLE                  130,015      0    0
SERACARE LIFE SCIENCES INC D COM            81747T104    1,642   578,248 SH       SOLE                  578,248      0    0
VISTEON CORP                 COM NEW        92839U206   11,265   261,979 SH       SOLE                  261,979      0    0


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